Warrant Liability (Tables)	12 Months Ended
Dec. 31, 2025
Warrant Liability [Abstract]
Schedule of Significant Unobservable Inputs (Level 3 Inputs) Used in Measuring the Fair Value

A summary of significant unobservable inputs (Level 3 inputs) used in measuring the fair value of the warrants issued are as follows:

	December 31, 2025	December 31, 2024
Number of warrants	-	167,365
Discount rate	-	30.0%
Term (years)	-	0.25
Fair value	-	160

Schedule of Changes in the Fair Value of the Warrant Liability

The following table presents changes in the fair value of the warrant liability:

Balance as of January 1, 2023	$685

Changes in fair value	(62)

Balance as of December 31, 2023	$623

Changes in fair value	(463)

Balance as of December 31, 2024	$160

Changes in fair value	(160)

Balance as of December 31, 2025	$-